SUPPLEMENTARY INFORMATION TO STATEMENTS OF COMPREHENSIVE INCOME - Research and development costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
SUPPLEMENTARY INFORMATION TO STATEMENTS OF COMPREHENSIVE INCOME
Research and development costs, Gross	$ 9,031	$ 5,618	$ 3,676
Less - capitalization of development costs	5,243	2,633	913
Research and development costs	3,788	2,985	2,763
Salaries and related benefits
SUPPLEMENTARY INFORMATION TO STATEMENTS OF COMPREHENSIVE INCOME
Research and development costs, Gross	3,468	2,173	1,889
Amortization of development costs
SUPPLEMENTARY INFORMATION TO STATEMENTS OF COMPREHENSIVE INCOME
Research and development costs, Gross	1,829	1,243	1,234
Others
SUPPLEMENTARY INFORMATION TO STATEMENTS OF COMPREHENSIVE INCOME
Research and development costs, Gross	$ 3,734	$ 2,202	$ 553